Income Taxes - Components of Income Tax Expense (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Components Of Income Tax Expense Benefit [Line Items]
Current income tax						$ (4,533)
Deferred income tax			12,487,000	8,211,000	10,724,261	1,703,985
Income tax expense	$ 807,000	$ 5,825,000	$ 12,487,000	$ 8,210,000	$ 10,724,261	$ 1,699,452